Changes in Carrying Amount of Goodwill by Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 3,640	$ 2,740
Acquisitions	116	894
Dispositions	(17)
Subsequent payments/adjustments	(6)	6
Ending Balance	3,733	3,640
Retail
Goodwill [Line Items]
Beginning Balance	931	762
Acquisitions	76	172
Dispositions	0
Subsequent payments/adjustments	0	(3)
Ending Balance	1,007	931
Employer Group
Goodwill [Line Items]
Beginning Balance	363	354
Acquisitions	0	0
Dispositions	0
Subsequent payments/adjustments	0	9
Ending Balance	363	363
Healthcare Services
Goodwill [Line Items]
Beginning Balance	2,254	1,575
Acquisitions	40	679
Dispositions	(17)
Subsequent payments/adjustments	(6)	0
Ending Balance	2,271	2,254
Other Businesses
Goodwill [Line Items]
Beginning Balance	92	49
Acquisitions	0	43
Dispositions	0
Subsequent payments/adjustments	0	0
Ending Balance	$ 92	$ 92